Notes Payable (Details) - Schedule of principal maturities - FF Intelligent Mobility Global Holdings Ltd [Member] - Notes Payable, Other Payables [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Notes Payable (Details) - Schedule of principal maturities [Line Items]
Due on demand	$ 65,949
2021	102,541
2022	9,168
Total	$ 177,658